Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Nov. 30, 2021	Aug. 31, 2021
Current
Cash	$ 9,678,803	$ 15,305,996
Restricted cash	360,372	331,528
Accounts and other receivables	10,061,734	8,646,807
Government remittances	1,195,102	1,070,216
Publisher advance, current	3,055,401	3,197,102
Prepaid expenses and other	2,707,176	3,006,033
Total current assets	27,058,588	31,557,682
Non-Current
Publisher advance, non-current	575,651	1,337,116
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	389,104	403,811
Goodwill	18,466,209	18,495,121
Intangible assets	11,528,591	12,482,244
Right-of-use assets	490,582	557,022
Total Non-Current	34,079,988	35,905,165
Total assets	61,138,576	67,462,847
Current
Accounts payable	9,610,276	10,403,665
Accrued liabilities	8,568,864	5,722,470
Players liability account	360,372	331,528
Deferred revenue	1,759,166	2,644,948
Lease obligation, current	198,663	222,583
Long-term debt, current	69,507	96,664
Promissory notes payable	753,652	821,948
Warrant liability	1,851,311	4,868,703
Convertible debt, current	2,557,504	914,427
Arbitration reserve	3,728,278	6,468,330
Total current liabilities	29,457,593	32,495,266
Convertible debt, non-current	5,628,060	9,037,069
Lease obligation, non-current	325,631	364,968
Non-current liabilities	5,953,691	9,402,037
Total liabilities	35,411,284	41,897,303
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	123,422,989	122,741,230
Contributed surplus	18,459,260	17,819,933
Foreign currency translation reserve	(2,154,607)	(2,324,025)
Deficit	(114,168,493)	(112,814,973)
Attributable to shareholders	25,559,149	25,422,165
Non-controlling interest	168,143	143,379
Total equity	25,727,292	25,565,544
Total liabilities and equity	$ 61,138,576	$ 67,462,847